Label	Element	Value
C000018293 [Member] | Standard & Poor's, AA Rating [Member]
Percent of Total Investments	oef_PctOfTotalInv	45.00%	[1]
C000018293 [Member] | Moody's, Aaa Rating [Member]
Percent of Total Investments	oef_PctOfTotalInv	25.10%	[1]
C000018293 [Member] | Standard & Poor's, BB Rating [Member]
Percent of Total Investments	oef_PctOfTotalInv	0.50%	[1]
C000018293 [Member] | Standard & Poor's, A Rating [Member]
Percent of Total Investments	oef_PctOfTotalInv	11.60%	[1]
C000018293 [Member] | Standard & Poor's, BBB Rating [Member]
Percent of Total Investments	oef_PctOfTotalInv	17.80%	[1]
C000018294 [Member] | Standard & Poor's, BB Rating [Member]
Percent of Total Investments	oef_PctOfTotalInv	47.20%	[2]
C000018294 [Member] | Standard & Poor's, CCC Rating [Member]
Percent of Total Investments	oef_PctOfTotalInv	6.30%	[2]
C000018294 [Member] | Standard & Poor's, A Rating [Member]
Percent of Total Investments	oef_PctOfTotalInv	0.50%	[2]
C000018294 [Member] | Standard & Poor's, B Rating [Member]
Percent of Total Investments	oef_PctOfTotalInv	38.10%	[2]
C000018294 [Member] | Standard & Poor's, BBB Rating [Member]
Percent of Total Investments	oef_PctOfTotalInv	7.90%	[2]
C000018286 [Member] | Standard & Poor's, AA Rating [Member]
Percent of Total Investments	oef_PctOfTotalInv	29.40%	[3]
C000018286 [Member] | Moody's, Aaa Rating [Member]
Percent of Total Investments	oef_PctOfTotalInv	28.10%	[3]
C000018286 [Member] | Standard & Poor's, BB Rating [Member]
Percent of Total Investments	oef_PctOfTotalInv	6.10%	[3]
C000018286 [Member] | Standard & Poor's, A Rating [Member]
Percent of Total Investments	oef_PctOfTotalInv	6.30%	[3]
C000018286 [Member] | Standard & Poor's, B Rating [Member]
Percent of Total Investments	oef_PctOfTotalInv	1.30%	[3]
C000018286 [Member] | Standard & Poor's, BBB Rating [Member]
Percent of Total Investments	oef_PctOfTotalInv	27.50%	[3]

[1]	Source: Independent Rating Agencies such as Moody’s, S&P, Fitch, etc.
[2]	Source: Independent Rating Agencies such as Moody’s, S&P, Fitch, etc.
[3]	Source: Independent Rating Agencies such as Moody’s, S&P, Fitch, etc.